GOODWILL - Changes (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Changes in net carrying amount of goodwill
Balance at beginning of year	$ 550.1
Balance at end of year	550.1	$ 550.1
Cost
Changes in net carrying amount of goodwill
Balance at beginning of year	618.6	618.6
Balance at end of year		618.6
Accumulated impairment losses
Changes in net carrying amount of goodwill
Balance at beginning of year	(68.5)
Balance at end of year	$ (68.5)	$ (68.5)